Investments Accounted For Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates [Line Items]
Current Assets	$ 6,383,986	$ 4,545,421
Non-current Assets	21,012,370	15,623,570
Current Liabilities	9,650,756	4,934,336
Non-Current Liabilities	8,913,700	6,956,148
Revenues	12,119,134	9,489,266	$ 7,007,908
Net Income	1,667,058	1,126,514	1,014,871
Other comprehensive income (loss)	(1,694,808)	(89,930)	197,139
Comprehensive Income	$ (27,750)	$ 1,036,584	$ 1,212,010
Yacylec S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interest Direct / Indirect	22.22%	22.22%
Current Assets	$ 2,914	$ 9,491
Non-current Assets	732	811
Current Liabilities	1,032	4,559
Non-Current Liabilities	110	249
Revenues	2,984	13,923
Expenses	(1,282)	(6,666)
Net Income	1,702	7,257
Other comprehensive income (loss)	179	(799)
Comprehensive Income	$ 1,881	$ 6,458